VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(the “Portfolio”)

Supplement dated June 28, 2024

to the Portfolio’s Adviser Class, Class R6, Service Class and Service 2

Class Shares’ Prospectus, (the “Prospectus”)

and related Statement of Additional Information (the “SAI”), each dated May 1, 2024

Effective immediately, Vladimir A. Demine, no longer serves as a portfolio manager for the Portfolio. Effective immediately, all references to Vladimir A. Demine as a portfolio manager for the Portfolio are hereby deleted in their entirety from the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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